Condensed Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Contract revenue	SFr 3,935	SFr 0	SFr 15,431
Total revenue	3,935	0	15,431
Operating expenses
Research & development expenses	(60,336)	(62,282)	(59,487)
General & administrative expenses	(15,789)	(17,910)	(18,557)
Other operating income/(expense), net	1,343	1,182	1,353
Total operating expenses	(74,782)	(79,010)	(76,691)
Operating loss	(70,847)	(79,010)	(61,260)
Financial income	69	6,485	78
Financial expense	(355)	(581)	(184)
Exchange differences	393	113	(555)
Finance result, net	107	6,017	(661)
Loss before tax	(70,740)	(72,993)	(61,921)
Income tax expense	(13)	(3)	0
Loss for the period	SFr (70,753)	SFr (72,996)	SFr (61,921)
Loss per share:
Basic loss per share for the period attributable to equity holders	SFr (0.85)	SFr (0.97)	SFr (0.86)
Diluted loss per share for the period attributable to equity holders	SFr (0.85)	SFr (0.97)	SFr (0.86)